S000080645 [Member] Expense Example - iShares Large Cap Moderate Buffer ETF - iShares Large Cap Moderate Buffer ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 662